AST INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks — 93.9%
Australia — 4.4%
Aurizon Holdings Ltd.	240,700	$532,345
Austal Ltd.	420,218	612,754
Bank of Queensland Ltd.	130,000	541,548
Beach Energy Ltd.	522,900	502,156
BHP Group Ltd.	48,700	1,210,591
Elders Ltd.	96,200	734,110
Fortescue Metals Group Ltd.	31,700	340,311
Harvey Norman Holdings Ltd.	315,706	816,713
Inghams Group Ltd.	248,100	377,634
JB Hi-Fi Ltd.	24,536	593,784
Metcash Ltd.	223,400	555,062
Mirvac Group, REIT	314,285	391,505
Myer Holdings Ltd.	431,137	160,633
New Hope Corp. Ltd.(a)	166,100	670,961
NRW Holdings Ltd.	217,776	331,679
Perenti Global Ltd.	366,076	215,374
Rio Tinto Ltd.	17,900	1,082,814
South32 Ltd.	239,500	568,551
St. Barbara Ltd.*	427,006	201,319
Stockland, REIT	247,403	517,770
Super Retail Group Ltd.	101,700	578,380
Woodside Energy Group Ltd.	8,928	182,413
		11,718,407
Austria — 0.8%
BAWAG Group AG, 144A*	13,900	597,537
OMV AG	20,243	732,658
Wienerberger AG	32,800	658,355
		1,988,550
Belgium — 0.5%
Bekaert SA	25,804	649,664
Telenet Group Holding NV	23,514	323,285
UCB SA	5,600	388,628
		1,361,577
Brazil — 0.2%
Yara International ASA	15,600	547,484
Canada — 1.2%
Suncor Energy, Inc.	66,791	1,880,892
TMX Group Ltd.	14,121	1,298,884
		3,179,776
China — 2.2%
Alibaba Group Holding Ltd.*	106,798	1,065,773
Autohome, Inc., ADR	22,769	654,836
China Longyuan Power Group Corp. Ltd. (Class H Stock)	510,817	638,315
China Resources Cement Holdings Ltd.	559,827	258,576
ENN Energy Holdings Ltd.	77,707	1,036,082
ESR Group Ltd., 144A	461,409	1,160,614
Kingboard Holdings Ltd.	193,462	544,615
Xinyi Glass Holdings Ltd.	341,000	493,148
		5,851,959
	Shares	Value
Common Stocks (continued)
Denmark — 1.9%
AP Moller - Maersk A/S (Class B Stock)	470	$854,097
Carlsberg A/S (Class B Stock)	12,374	1,446,973
Danske Bank A/S	33,200	413,229
DFDS A/S	11,000	285,568
Jyske Bank A/S*	18,900	983,603
Pandora A/S	11,400	533,136
Vestas Wind Systems A/S	28,187	519,003
		5,035,609
Finland — 1.9%
Metsa Board OYJ (Class B Stock)	86,800	630,928
Nokia OYJ	125,400	538,350
Nordea Bank Abp	285,020	2,439,266
Sampo OYJ (Class A Stock)	18,731	799,657
Valmet OYJ	23,810	481,348
		4,889,549
France — 10.7%
Air Liquide SA	14,815	1,693,341
Arkema SA	9,957	725,656
AXA SA	33,300	727,036
BNP Paribas SA	33,656	1,421,604
Bouygues SA	37,100	970,481
Capgemini SE	11,087	1,775,035
Carrefour SA	56,000	776,669
Cie de Saint-Gobain	23,964	856,848
Cie Generale des Etablissements Michelin SCA	24,944	558,888
Credit Agricole SA	80,641	654,646
Engie SA	201,570	2,320,048
Faurecia SE*	5,371	58,140
Imerys SA	17,700	533,905
Ipsen SA	8,056	745,584
Orange SA	93,400	844,760
Pernod Ricard SA	7,843	1,438,831
Rexel SA*	39,100	585,982
Rubis SCA	28,900	601,414
Sanofi	40,420	3,077,842
Societe BIC SA	11,349	719,875
Societe Generale SA	27,700	547,798
Sopra Steria Group SACA	3,374	426,870
Teleperformance	3,888	986,323
Thales SA	10,877	1,198,580
TotalEnergies SE	63,711	2,988,975
Verallia SA, 144A	38,600	867,797
		28,102,928
Germany — 7.4%
Allianz SE	3,700	582,877
Aurubis AG	9,426	492,081
Bayer AG	18,000	829,342
Bayerische Motoren Werke AG	27,500	1,863,883
Continental AG	18,816	834,929
Covestro AG, 144A	21,400	611,862
Daimler Truck Holding AG*	14,323	323,807
Deutsche Post AG	53,800	1,621,513
A1

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Telekom AG	33,300	$566,822
Fresenius SE & Co. KGaA	19,334	412,108
HeidelbergCement AG	13,700	541,207
Infineon Technologies AG	68,049	1,489,187
Mercedes-Benz Group AG	28,646	1,448,543
Merck KGaA	10,999	1,780,526
MTU Aero Engines AG	9,785	1,462,413
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,500	601,802
Rheinmetall AG	10,735	1,652,841
Siltronic AG	6,032	340,177
United Internet AG	19,608	366,549
Volkswagen AG	5,910	963,149
Vonovia SE	27,967	603,578
		19,389,196
Hong Kong — 1.5%
CK Asset Holdings Ltd.	92,000	552,312
Dah Sing Financial Holdings Ltd.	104,000	236,256
PAX Global Technology Ltd.	429,652	325,170
Prudential PLC	72,386	708,488
Tongda Group Holdings Ltd.*	7,332,144	88,402
VTech Holdings Ltd.	56,213	322,297
WH Group Ltd., 144A	2,215,962	1,393,705
Yue Yuen Industrial Holdings Ltd.	349,840	446,203
		4,072,833
India — 0.4%
Reliance Industries Ltd., 144A, GDR	19,125	1,109,674
Indonesia — 0.3%
First Resources Ltd.	719,500	692,348
Ireland — 0.4%
Ryanair Holdings PLC, ADR*	17,956	1,048,990
Israel — 0.8%
Bank Leumi Le-Israel BM	198,789	1,697,810
Teva Pharmaceutical Industries Ltd.*	55,300	441,267
		2,139,077
Italy — 2.0%
A2A SpA	486,629	472,738
Enel SpA	313,934	1,287,514
Eni SpA	52,500	558,007
Leonardo SpA	85,000	601,834
Mediobanca Banca di Credito Finanziario SpA	79,292	620,438
Pirelli & C SpA, 144A	169,800	553,065
Unipol Gruppo SpA	151,100	586,868
UnipolSai Assicurazioni SpA	290,300	602,060
		5,282,524
Japan — 20.6%
AEON REIT Investment Corp., REIT	600	648,092
AGC, Inc.	17,700	551,034
Alps Alpine Co. Ltd.	76,900	555,899
Amada Co. Ltd.	40,400	274,514
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Aozora Bank Ltd.	33,798	$604,255
Asics Corp.	86,088	1,371,041
Bandai Namco Holdings, Inc.	19,835	1,292,613
Brother Industries Ltd.	34,500	596,041
Credit Saison Co. Ltd.	51,500	603,514
Daicel Corp.	107,405	632,366
Dai-ichi Life Holdings, Inc.	38,000	604,212
Daikin Industries Ltd.	8,261	1,271,112
Daito Trust Construction Co. Ltd.	3,500	327,398
Daiwa House Industry Co. Ltd.	16,300	331,422
Daiwabo Holdings Co. Ltd.	46,300	596,979
DCM Holdings Co. Ltd.	69,729	568,255
Disco Corp.	5,907	1,302,209
DTS Corp.	15,400	366,086
EDION Corp.	89,702	729,587
Fuji Corp.	50,757	664,229
Fuyo General Lease Co. Ltd.	11,100	605,957
Gunze Ltd.	12,979	346,284
Haseko Corp.	58,681	636,509
Hazama Ando Corp.	101,700	587,142
Heiwado Co. Ltd.	24,200	334,097
Hitachi Ltd.	19,559	832,355
Honda Motor Co. Ltd.	50,912	1,105,085
Hosiden Corp.	47,172	481,918
Hoya Corp.	13,300	1,281,570
Isuzu Motors Ltd.	77,700	859,163
ITOCHU Corp.	24,000	579,310
Itoham Yonekyu Holdings, Inc.	158,378	728,735
Japan Aviation Electronics Industry Ltd.	39,258	575,744
Kamigumi Co. Ltd.	22,864	422,135
Kandenko Co. Ltd.	87,674	504,037
Kaneka Corp.	16,378	409,032
KDDI Corp.	20,800	608,115
Keiyo Bank Ltd. (The)	81,500	266,024
K’s Holdings Corp.	84,138	693,687
Lintec Corp.	44,112	678,025
Marubeni Corp.	64,400	561,922
MatsukiyoCocokara & Co.	40,845	1,751,972
Mirait One Corp.	57,500	582,783
Mitsubishi Chemical Group Corp.	63,568	291,197
Mitsubishi Gas Chemical Co., Inc.	45,841	602,755
Mitsubishi HC Capital, Inc.	161,400	693,733
Mitsubishi UFJ Financial Group, Inc.	169,600	768,310
Mitsui & Co. Ltd.	31,706	674,697
Mitsui Chemicals, Inc.	28,800	561,364
Mizuho Financial Group, Inc.	64,400	697,106
Nexon Co. Ltd.	41,616	735,261
Nippon Telegraph & Telephone Corp.	53,000	1,429,533
Nippon Television Holdings, Inc.	75,800	607,379
Nishi-Nippon Financial Holdings, Inc.	90,762	471,351
Nomura Holdings, Inc.	178,100	590,024
Nomura Real Estate Holdings, Inc.	14,100	318,438
Obayashi Corp.	92,400	593,020
Olympus Corp.	88,398	1,700,577
Ono Pharmaceutical Co. Ltd.	30,409	710,316
ORIX Corp.	34,200	479,110
Resona Holdings, Inc.	188,620	690,247
Sankyu, Inc.	15,743	457,193

A2

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sawai Group Holdings Co. Ltd.	9,300	$260,489
Seino Holdings Co. Ltd.	84,935	682,422
Shimano, Inc.	6,382	998,560
SKY Perfect JSAT Holdings, Inc.	164,500	588,997
Sojitz Corp.	38,300	561,162
Sompo Holdings, Inc.	8,200	328,093
Sumitomo Heavy Industries Ltd.	28,134	521,088
Sumitomo Mitsui Financial Group, Inc.	31,600	875,999
Suzuki Motor Corp.	38,922	1,211,648
Teijin Ltd.	44,880	435,212
Tokai Rika Co. Ltd.	3,230	30,821
Tokuyama Corp.	30,978	373,157
Tokyo Seimitsu Co. Ltd.	20,498	602,995
Towa Pharmaceutical Co. Ltd.	18,135	266,542
Toyota Boshoku Corp.	44,700	547,886
Transcosmos, Inc.	14,590	378,870
Tsubakimoto Chain Co.	19,812	418,423
UBE Corp.	34,923	466,449
Valor Holdings Co. Ltd.	16,234	199,903
Yamaha Corp.	39,946	1,419,456
Yokohama Rubber Co. Ltd. (The)	38,400	590,206
		54,152,448
Mexico — 0.5%
Arca Continental SAB de CV	196,551	1,415,222
Netherlands — 5.8%
ABN AMRO Bank NV, 144A, CVA	75,700	678,300
Aegon NV	181,483	721,395
Akzo Nobel NV	22,972	1,301,822
ASR Nederland NV	21,500	826,522
ING Groep NV	73,996	634,030
Koninklijke Ahold Delhaize NV	78,300	1,994,414
Koninklijke DSM NV	10,073	1,146,212
NN Group NV	18,350	713,704
Shell PLC	172,200	4,271,926
Universal Music Group NV	72,750	1,362,611
Wolters Kluwer NV	15,778	1,536,361
		15,187,297
New Zealand — 0.2%
Air New Zealand Ltd.*	1,169,700	467,019
Norway — 0.9%
DNB Bank ASA	43,400	688,674
Equinor ASA	17,928	591,243
Orkla ASA	82,300	598,264
Telenor ASA	55,658	509,389
		2,387,570
Portugal — 0.7%
Galp Energia SGPS SA	119,192	1,146,792
NOS SGPS SA	102,100	334,221
Sonae SGPS SA	624,600	503,778
		1,984,791
Singapore — 1.3%
DBS Group Holdings Ltd.	95,460	2,208,312
Hong Leong Asia Ltd.	195,817	94,067
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Jardine Cycle & Carriage Ltd.	46,100	$1,078,220
		3,380,599
South Africa — 0.9%
Anglo American PLC	80,242	2,409,332
South Korea — 0.5%
Osstem Implant Co. Ltd.	7,351	586,826
SK Hynix, Inc.	13,432	768,313
		1,355,139
Spain — 1.7%
Banco Santander SA	260,200	605,460
Endesa SA	36,800	552,720
Industria de Diseno Textil SA	51,754	1,068,029
Mapfre SA	270,500	418,930
Repsol SA	118,673	1,363,582
Telefonica SA	154,400	510,434
		4,519,155
Sweden — 2.7%
Betsson AB (Class B Stock)*	47,518	277,390
Boliden AB	20,000	617,918
Electrolux AB (Class B Stock)	33,100	344,022
Husqvarna AB (Class B Stock)	99,900	553,785
Sandvik AB	61,202	834,279
Securitas AB (Class B Stock)(a)	65,100	451,927
Skanska AB (Class B Stock)	43,100	536,412
SKF AB (Class B Stock)	71,600	959,197
Swedbank AB (Class A Stock)	85,500	1,122,252
Volvo AB (Class B Stock)	93,175	1,318,517
		7,015,699
Switzerland — 5.2%
ABB Ltd.	68,620	1,771,729
Adecco Group AG	20,000	551,992
Baloise Holding AG	4,458	569,620
Helvetia Holding AG	8,800	824,609
Holcim AG*	29,055	1,190,690
Julius Baer Group Ltd.	17,900	781,139
Novartis AG	49,900	3,804,226
Swatch Group AG (The)	3,200	718,715
UBS Group AG	200,500	2,908,847
Vontobel Holding AG	9,100	488,578
		13,610,145
United Kingdom — 10.2%
3i Group PLC	135,183	1,623,202
Aviva PLC	162,400	696,508
BAE Systems PLC	124,400	1,093,031
Barclays PLC	1,108,432	1,763,665
Barratt Developments PLC	77,534	293,034
Bellway PLC	28,600	538,731
BP PLC	238,265	1,138,523
British American Tobacco PLC	37,800	1,355,415
BT Group PLC	394,300	530,058
CK Hutchison Holdings Ltd.	100,500	553,378
Coca-Cola Europacific Partners PLC	32,839	1,410,870

A3

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Compass Group PLC	66,387	$1,321,926
Currys PLC	92,509	58,045
Drax Group PLC	31,427	209,092
Dunelm Group PLC	52,000	420,882
Haleon PLC*	232,400	724,615
Imperial Brands PLC	52,393	1,077,351
International Consolidated Airlines Group SA*(a)	115,626	119,502
Investec PLC	266,300	1,071,709
J Sainsbury PLC	256,300	496,346
Kingfisher PLC	311,626	758,566
Legal & General Group PLC	224,913	536,863
Lloyds Banking Group PLC	1,562,411	706,192
Marks & Spencer Group PLC*	361,270	394,078
NatWest Group PLC	71,963	179,240
Petershill Partners PLC, 144A	122,587	251,476
Premier Foods PLC	40,950	43,696
Redde Northgate PLC	183,100	588,533
Redrow PLC	91,437	402,610
RELX PLC	98,103	2,397,220
Synthomer PLC	247,200	291,226
Tate & Lyle PLC	54,954	414,344
Taylor Wimpey PLC	275,599	268,361
Tesco PLC	319,000	732,128
Unilever PLC	43,924	1,930,014
Vesuvius PLC	44,063	152,089
Vistry Group PLC	60,300	394,507
		26,937,026
United States — 6.1%
Aon PLC (Class A Stock)	9,573	2,564,320
BRP, Inc.	10,889	670,753
Ferguson PLC	9,661	1,002,128
GSK PLC	185,920	2,685,188
ICON PLC*	10,592	1,946,598
Roche Holding AG	18,014	5,864,147
Signify NV, 144A	24,257	624,312
Stellantis NV	58,450	691,279
		16,048,725

Total Common Stocks (cost $303,839,970)		247,280,648
Exchange-Traded Funds — 2.7%
United States
iShares Core MSCI EAFE ETF	30,040	1,582,207
iShares MSCI EAFE ETF	23,686	1,326,653
iShares MSCI EAFE Value ETF	111,833	4,308,925

Total Exchange-Traded Funds (cost $9,468,043)		7,217,785
Preferred Stock — 0.2%
Germany
Porsche Automobil Holding SE (PRFC)	7,500	422,574
(cost $687,973)

	Units	Value
Rights* — 0.0%
Sweden
Securitas AB, expiring 10/14/22(a)	260,400	$108,640
(cost $153,893)
Warrants* — 0.0%
Australia
Boart Longyear Group Ltd., expiring 09/13/24	555	—
(cost $0)

Total Long-Term Investments (cost $314,149,879)		255,029,647

	Shares
Short-Term Investments — 1.8%
Affiliated Mutual Fund — 0.5%
PGIM Institutional Money Market Fund (cost $1,239,082; includes $1,232,183 of cash collateral for securities on loan)(b)(we)	1,239,938	1,239,070
Unaffiliated Fund — 1.3%
Dreyfus Government Cash Management (Institutional Shares)	3,398,404	3,398,404
(cost $3,398,404)

Total Short-Term Investments (cost $4,637,486)		4,637,474

TOTAL INVESTMENTS—98.6% (cost $318,787,365)		259,667,121

Other assets in excess of liabilities — 1.4%		3,773,035

Net Assets — 100.0%		$263,440,156

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,173,900; cash collateral of $1,232,183 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A4

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5